Inventories	12 Months Ended
Mar. 31, 2026
Classes of current inventories [abstract]
Inventories
9. Inventories

Inventories consist of the following:

	As of March 31,
	2026		2025
Raw materials	Rs.	19,337	Rs.	20,165
Work-in-progress		16,054		16,525
Finished goods (includes stock-in-trade)		33,100		28,395
Packing materials, stores and spares		8,040		6,000
	Rs.	76,531	Rs.	71,085

Details of inventories recognized in the consolidated income statement are as follows:

	For the Year Ended March 31,
	2026		2025		2024
Raw materials, consumables and changes in finished goods and work in progress	Rs.	114,875	Rs.	94,580	Rs.	78,526
Inventory write-downs		7,517		5,220		3,563

For the years ended March 31, 2026 and 2025, amounts of Rs.1,181 and Rs.3,331, respectively, representing government grants, has been accounted for as a reduction from cost of revenues.